Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 5,766,318	$ 5,921,219	$ 4,018,126
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,800,203	1,782,859	1,981,965
Amortization of premiums and (accretion of discounts) on securities, net	663,543	849,024	492,598
Net change in fair value of trading securities	(619,751)	(198,632)	(103,280)
Provision for loan losses	740,000	1,050,000	1,650,000
Provision for deferred income taxes	397,052	453,435	(1,494,208)
Gain on sale of premises and equipment			(62,870)
Gain on sale of securities, net	(796,281)	(425,730)	(1,522,260)
Loss on impairment of securities		367,424	2,423,111
Loss on impairment of other asset	1,886,080
ESOP shares earned	350,113	343,042	302,739
Stock compensation earned	264,462		185,598
Loss on write down or sale of foreclosed assets	118,860	135,668	122,986
Gain on sale of loans, net	(703,486)	(487,628)	(651,656)
Income taxes payable	(147,524)	(300,044)	647,448
Accrued interest receivable	161,994	228,202	14,224
Other assets	(321,285)	(1,493,384)	1,114,080
Other liabilities	(1,895,013)	1,770,247	(314,180)
Earnings on bank owned life insurance	(542,087)	(646,675)	(601,684)
Origination of loans held for sale	(23,209,069)	(25,296,779)	(36,846,898)
Proceeds from sale of loans	23,571,483	25,953,172	37,328,797
Proceeds from sale of trading securities		845,000
Maturities and calls of trading securities	2,000,000
Net cash provided by operating activities	9,485,612	10,850,420	8,684,636
Investing activities:
Purchase of securities available for sale	(140,313,084)	(86,022,264)	(244,076,005)
Proceeds from sales of securities available for sale	38,519,694	52,262,277	45,899,020
Maturities and calls of securities available for sale	54,615,727	54,875,009	60,670,003
Principal collected on securities available for sale	17,476,504	15,817,814	19,552,701
Purchase of securities held to maturity	(4,092,944)	(35,024,792)
Maturities and calls of securities held to maturity	14,217,131	6,998,432	19,060,975
Principal collected on securities held to maturity	7,787,821	4,778,473	4,318,540
Purchase of FHLB stock	(3,090,600)	(538,400)	(476,600)
Redemption of FHLB stock	3,256,500	545,600	1,032,500
Net (increase) decrease in loans	(25,772,158)	(3,934,486)	10,065,786
Purchase of bank premises and equipment	(720,645)	(2,869,266)	(1,274,858)
Proceeds from sale of bank premises and equipment			1,139,639
Proceeds from sale of foreclosed assets	344,636	412,621	540,549
Purchase of employee benefits company		(95,388)	(117,520)
Purchase of insurance agency	(795,149)	(361,718)
Net cash (used in) provided by investing activities	(38,566,567)	6,843,912	(83,665,270)
Financing activities:
Net increase in demand deposits, savings, money market, interest-bearing checking and mortgagor's escrow accounts	18,139,826	10,327,053	67,507,687
Net decrease in time deposits	(499,806)	(11,866,277)	(4,708,280)
Proceeds from borrowings	3,000,000		110,000
Repayment of borrowings	(8,000,000)	(1,000,000)	(19,110,000)
Cash dividends	(3,282,056)	(3,365,128)	(2,108,687)
Increase in noncontrolling interest			500
Redemption of noncontrolling interest		(2,500,500)
Dividends on preferred stock of subsidiary held by noncontrolling interest	(5,900)	(191,938)	(257,438)
Repurchase of common shares	(1,039,703)	(2,267,285)
Exercise of stock options (using treasury stock)			170,035
Purchase of treasury stock			(155,877)
Net proceeds of stock offering and conversion			27,737,108
Net cash provided (used in) by financing activities	8,312,361	(10,864,075)	69,185,048
(Decrease) increase in cash and cash equivalents	(20,768,594)	6,830,257	(5,795,586)
Cash and cash equivalents at beginning of year	40,571,673	33,741,416	39,537,002
Cash and Cash Equivalents at End of Year	19,803,079	40,571,673	33,741,416
Supplemental disclosures of cash flow information:
Cash paid during the year for Interest on deposits and obligations	3,176,711	4,041,821	5,745,286
Cash paid during the year for Income taxes	2,240,000	1,715,025	1,810,015
Non-cash investing activities:
Transfer of loans to foreclosed assets	273,960	538,609	862,751
Non-cash financing activities:
Dividends declared and unpaid	842,952	829,868	859,774
Notes payable issued in connection with acquisition	$ 1,000,000	$ 361,718